Insurance-Related Accounts (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Insurance-Related Accounts (Textuals) [Abstract]
Combined amounts of statutory net equity of insurance subsidiaries which is not measured in accordance with U.S.GAAP	¥ 232,160	¥ 206,794
Life insurance revenues	600,291	554,650	526,303
Non life insurance revenues	71,037	64,987	58,576
Amortization charged to income	59,249	53,767	64,599
Minimum range of interest rates for future policy benefit based on market conditions and expected investment returns	1.40%
Maximum range of interest rates for future policy benefit based on market conditions and expected investment returns	4.60%
Future insurance policy benefits amount	¥ 2,918,960	¥ 2,673,357